Investment Objectives and Goals - FT Vest U.S. Equity Quarterly 20 Barrier ETF	Oct. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Quarterly 20 Barrier ETF (SQBR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Quarterly 20 Barrier ETF (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of ____% while providing a barrier (before fees and expenses) against the first 20% of Underlying ETF losses only if the Underlying ETF’s negative price return is 20% or less over the period from October 19, 2026 through January 15, 2027, and providing exposure to the full extent of Underlying ETF losses on a one-to-one basis if the Underlying ETF price decreases by more than the barrier amount over the same period.